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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21781

                     Pioneer Series Trust IV
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Classic Balanced Fund

 Schedule of Investments  10/31/11 (unaudited)

 Shares

 Floating

 Rate (b)

 S&P/Moody's

 Ratings

 Value

 PREFERRED STOCKS - 0.3%

 Banks - 0.3%

 Diversified Banks - 0.3%

 700

 Wells Fargo & Co., 7.5%, 12/31/49

 $

 739,200

 Total Banks

 $

 739,200

 Diversified Financials - 0.0%

 Diversified Finance Services - 0.0%

 3,000

 Citigroup Capital XIII, 7.875%, 10/30/40

 $

 80,790

 Total Diversified Financials

 $

 80,790

 TOTAL PREFERRED STOCKS

 (Cost  $811,219)

 $

 819,990

 COMMON STOCKS - 61.3%

 Energy - 8.1%

 Integrated Oil & Gas - 3.7%

 31,863

 ConocoPhillips

 $

 2,219,258

 28,710

 Exxon Mobil Corp.

 2,241,964

 81,166

 Royal Dutch Shell Plc (A.D.R.) (b)

 5,755,481

 $

 10,216,703

 Oil & Gas Drilling - 0.6%

 36,459

 Ensco Plc

 $

 1,810,554

 Oil & Gas Equipment And Services - 0.8%

 20,913

 Cameron International Corp. *

 $

 1,027,665

 31,952

 Halliburton Co. *

 1,193,727

 $

 2,221,392

 Oil & Gas Exploration & Production - 2.4%

 20,116

 Apache Corp.

 $

 2,004,157

 39,685

 EQT Corp.

 2,519,998

 48,070

 Southwestern Energy Co. *

 2,020,863

 $

 6,545,018

 Oil & Gas Storage & Transportation - 0.5%

 44,548

 Spectra Energy Corp.

 $

 1,275,409

 Total Energy

 $

 22,069,076

 Materials - 3.6%

 Diversified Metals & Mining - 1.2%

 29,302

 Freeport-McMoRan Copper & Gold, Inc. (Class B)

 $

 1,179,699

 40,659

 Rio Tinto Plc (A.D.R.) *

 2,198,026

 $

 3,377,725

 Fertilizers & Agricultural Chemicals - 0.6%

 17,002

 Monsanto Co.

 $

 1,236,896

 9,896

 The Mosaic Co. *

 579,510

 $

 1,816,406

 Industrial Gases - 0.9%

 28,493

 Air Products & Chemicals, Inc.

 $

 2,454,387

 Paper Packaging - 0.8%

 87,907

 Packaging Corp. of America

 $

 2,292,615

 Total Materials

 $

 9,941,133

 Capital Goods - 6.0%

 Aerospace & Defense - 2.0%

 8,372

 Honeywell International, Inc.

 $

 438,693

 10,070

 Lockheed Martin Corp.

 764,313

 55,307

 United Technologies Corp.

 4,312,840

 $

 5,515,846

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 32,963

 The Manitowoc Co., Inc. * (b)

 $

 365,230

 Electrical Component & Equipment - 1.3%

 76,690

 Emerson Electric Co.

 $

 3,690,323

 Industrial Conglomerates - 1.2%

 41,170

 3M Co.

 $

 3,253,253

 Industrial Machinery - 1.3%

 27,013

 Ingersoll-Rand Plc.

 $

 840,915

 20,306

 Snap-On Inc.

 1,089,823

 28,003

 SPX Corp.

 1,529,244

 $

 3,459,982

 Total Capital Goods

 $

 16,284,634

 Commercial Services & Supplies - 0.3%

 Commercial Printing - 0.3%

 56,577

 R.R. Donnelly & Sons Co. (b)

 $

 922,205

 Total Commercial Services & Supplies

 $

 922,205

 Transportation - 0.5%

 Air Freight & Couriers - 0.5%

 21,177

 United Parcel Service, Inc.

 $

 1,487,472

 Total Transportation

 $

 1,487,472

 Automobiles & Components - 0.7%

 Auto Parts & Equipment - 0.4%

 33,389

 Johnson Controls, Inc.

 $

 1,099,500

 Automobile Manufacturers - 0.2%

 60,488

 Ford Motor Corp. *

 $

 706,500

 Total Automobiles & Components

 $

 1,806,000

 Consumer Services - 3.0%

 Restaurants - 3.0%

 5,139

 Chipotle Mexican Grill, Inc. *

 $

 1,727,321

 70,596

 McDonald's Corp.

 6,554,839

 $

 8,282,160

 Total Consumer Services

 $

 8,282,160

 Media - 4.2%

 Broadcasting - 0.7%

 74,099

 CBS Corp. (Class B)

 $

 1,912,495

 Cable & Satellite - 1.2%

 142,526

 Comcast Corp.

 $

 3,342,235

 Movies & Entertainment - 2.2%

 268,419

 Regal Entertainment Group Co. (b)

 $

 3,875,970

 51,930

 Viacom, Inc. (Class B)

 2,277,131

 $

 6,153,101

 Total Media

 $

 11,407,831

 Retailing - 0.3%

 Home Improvement Retail - 0.3%

 21,712

 Home Depot, Inc.

 $

 777,290

 Total Retailing

 $

 777,290

 Food & Drug Retailing - 1.5%

 Drug Retail - 1.5%

 38,359

 CVS/Caremark Corp.

 $

 1,392,432

 80,314

 Walgreen Co.

 2,666,425

 $

 4,058,857

 Total Food & Drug Retailing

 $

 4,058,857

 Food Beverage & Tobacco - 3.2%

 Packaged Foods & Meats - 0.9%

 20,263

 Kellogg Co.

 $

 1,098,457

 84,973

 Sara Lee Corp.

 1,512,519

 $

 2,610,976

 Soft Drinks - 0.3%

 11,661

 PepsiCo, Inc.

 $

 734,060

 Tobacco - 2.0%

 78,449

 Phillip Morris International

 $

 5,481,232

 Total Food Beverage & Tobacco

 $

 8,826,268

 Household & Personal Products - 0.3%

 Household Products - 0.3%

 9,759

 Colgate-Palmolive Co.

 $

 881,921

 Total Household & Personal Products

 $

 881,921

 Health Care Equipment & Services - 2.4%

 Health Care Distributors - 1.6%

 52,810

 McKesson Corp.

 $

 4,306,656

 Health Care Equipment - 0.3%

 12,419

 Baxter International, Inc.

 $

 682,797

 Managed Health Care - 0.5%

 30,022

 United Healthcare Group, Inc.

 $

 1,440,756

 Total Health Care Equipment & Services

 $

 6,430,209

 Pharmaceuticals & Biotechnology - 6.2%

 Biotechnology - 0.9%

 43,997

 Cubist Pharmaceuticals, Inc. * (b)

 $

 1,663,527

 18,231

 Vertex Pharmaceuticals, Inc. *

 721,765

 $

 2,385,292

 Pharmaceuticals - 5.3%

 59,349

 Abbott Laboratories, Inc.

 $

 3,197,131

 37,131

 Bristol-Myers Squibb Co.

 1,172,968

 68,661

 Merck & Co., Inc.

 2,368,805

 137,663

 Pfizer, Inc.

 2,651,389

 128,767

 Teva Pharmaceutical Industries Ltd.

 5,260,132

 $

 14,650,425

 Total Pharmaceuticals & Biotechnology

 $

 17,035,717

 Banks - 2.3%

 Diversified Banks - 1.5%

 21,700

 Comerica, Inc.

 $

 554,435

 138,348

 Wells Fargo  & Co.

 3,584,597

 $

 4,139,032

 Regional Banks - 0.2%

 15,242

 PNC Bank Corp.

 $

 818,648

 Thrifts & Mortgage Finance - 0.4%

 91,424

 New York Community Bancorp Inc. (b)

 $

 1,216,853

 Total Banks

 $

 6,174,533

 Diversified Financials - 3.4%

 Asset Management & Custody Banks - 0.5%

 7,149

 Franklin Resources, Inc.

 $

 762,298

 39,583

 Invesco Ltd.

 794,431

 $

 1,556,729

 Consumer Finance - 0.7%

 40,512

 Capital One Financial Corp.

 $

 1,849,778

 Diversified Finance Services - 1.3%

 99,164

 J.P. Morgan Chase & Co.

 $

 3,446,941

 Investment Banking & Brokerage - 0.9%

 5,919

 Goldman Sachs Group, Inc.

 $

 648,426

 62,818

 Lazard Ltd.

 1,717,444

 $

 2,365,870

 Total Diversified Financials

 $

 9,219,318

 Real Estate - 0.4%

 Mortgage Real Estate Investment Trust - 0.4%

 60,830

 Annaly Capital Management, Inc.

 $

 1,024,986

 Total Real Estate

 $

 1,024,986

 Software & Services - 5.2%

 Application Software - 1.7%

 48,321

 Adobe Systems, Inc. *

 $

 1,421,121

 17,345

 Citrix Systems, Inc. *

 1,263,236

 74,865

 Nuance Communications, Inc. * (b)

 1,982,425

 $

 4,666,782

 Data Processing & Outsourced Services - 0.6%

 89,696

 Western Union Co.

 $

 1,566,989

 Internet Software & Services - 1.6%

 18,380

 eBAY Inc. *

 $

 585,035

 6,487

 Google, Inc. *

 3,844,456

 $

 4,429,491

 Systems Software - 1.3%

 61,686

 Check Point Software Technologies Ltd. * (b)

 $

 3,554,964

 Total Software & Services

 $

 14,218,226

 Technology Hardware & Equipment - 3.3%

 Communications Equipment - 1.7%

 20,230

 Juniper Networks, Inc. *

 $

 495,028

 80,005

 Qualcomm, Inc.

 4,128,258

 $

 4,623,286

 Computer Hardware - 0.7%

 4,504

 Apple, Inc. *

 $

 1,823,129

 Computer Storage & Peripherals - 0.3%

 23,797

 NETAPP, Inc. *

 $

 974,725

 Office Electronics - 0.6%

 206,578

 Xerox Corp.

 $

 1,689,808

 Total Technology Hardware & Equipment

 $

 9,110,948

 Semiconductors - 2.9%

 Semiconductor Equipment - 0.9%

 64,078

 ASM Lithography Holdings NV

 $

 2,686,791

 Semiconductors - 2.0%

 36,629

 Analog Devices, Inc.

 $

 1,339,523

 87,940

 Intel Corp.

 2,158,048

 54,478

 Microchip Technology, Inc. (b)

 1,969,924

 $

 5,467,495

 Total Semiconductors

 $

 8,154,286

 Telecommunication Services - 2.9%

 Integrated Telecommunication Services - 2.8%

 100,505

 CenturyLink, Inc.

 $

 3,543,806

 52,510

 Verizon Communications, Inc.

 1,941,820

 195,303

 Windstream Corp.

 2,376,838

 $

 7,862,464

 Total Telecommunication Services

 $

 7,862,464

 Utilities - 0.5%

 Gas Utilities - 0.5%

 18,924

 Oneok, Inc.

 $

 1,439,170

 Total Utilities

 $

 1,439,170

 TOTAL COMMON STOCKS

 (Cost  $140,350,027)

 $

 167,414,704

 ASSET BACKED SECURITIES - 1.3%

 Banks - 1.0%

 Diversified Banks - 0.1%

 241,283

 0.35

 AAA / Aa1

 Wells Fargo Home Equity, Floating Rate Note, 4/25/37

 $

 232,708

 Thrifts & Mortgage Finance - 0.8%

 110,858

 0.73

 AAA / Aaa

 Accredited Mortgage Loan Trust, 0.8015%, 10/25/34

 $

 95,743

 87,018

 0.51

 A+ / Aa1

 ACE 2005-HE7 A2C, Floating Rate Note, 11/25/35

 86,072

 475,000

 5.94

 A / B1

 Citicorp Residential Mortgage, Floating Rate Note, 7/25/36

 449,227

 197,610

 0.67

 AA+ / Aa1

 Citigroup Mortgage Loan Trust, Floating Rate Note, 7/25/35

 192,612

 390,527

 AAA / A2

 Credit-Based Asset Servicing and Securitization LLC, 5.334%, 8/25/35

 385,498

 207,000

 AAA / Aaa

 HSBC Home Equity Loan, 5.63%, 3/20/36

 210,832

 250,000

 AA / NR

 LEAF II Receivables, 4.9%, 3/20/13

 248,200

 135,308

 BBB+ / A2

 Lehman ABS Manufactured Housing Contract Trust, 5.873%, 5/15/22

 144,209

 231,105

 CCC+ / Caa3

 Local Insight Media Finance LLC, 5.88%, 10/23/37

 87,820

 366,314

 0.52

 AAA / Aa3

 Option One Mortgage Loan Trust, Floating Rate Note,  11/25/35

 333,805

 93,877

 0.66

 AA+ / Aa1

 Structured Asset Investment Loan, Floating Rate Note,  5/25/35

 89,394

 150,000

 0.32

 CCC / Ba2

 Structured Asset Securities Corp., 0.39375%, 3/25/37

 116,195

 $

 2,439,607

 Total Banks

 $

 2,672,315

 Diversified Financials - 0.3%

 Diversified Finance Services - 0.2%

 31,814

 0.70

 AA / Aa2

 Asset Backed Securities Corp, Floating Rate Note, 4/25/35

 $

 30,912

 98,029

 AA / NR

 DT Auto Owner Trust, 5.92%, 10/15/15

 100,441

 72,262

 0.60

 AAA / Aaa

 Home Equity Asset Trust, 0.75719%,  11/25/35

 69,188

 231,955

 0.47

 AAA / Aa1

 Home Equity Asset Trust, Floating Rate Note, 12/25/35

 214,883

 $

 415,424

 Specialized Finance - 0.1%

 100,000

 BBB- / Baa3

 Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37

 $

 100,625

 200,000

 BB / Aaa

 Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37

 204,000

 $

 304,625

 Total Diversified Financials

 $

 720,049

 Government - 0.1%

 1,523

 AAA / Aaa

 Federal Home Loan Bank, 6.0%, 4/15/32

 $

 1,526

 247,501

 AAA / Aaa

 Freddie Mac REMICS, 5.0%, 10/15/29

 250,958

 $

 252,484

 Total Government

 $

 252,484

 TOTAL ASSET BACKED SECURITIES

 (Cost  $3,753,451)

 $

 3,644,848

 COLLATERALIZED MORTGAGE OBLIGATIONS - 3.2%

 Banks - 2.3%

 Thrifts & Mortgage Finance - 2.2%

 383,487

 NR / Baa3

 Banc of America Alternative Loan Trust, 6.0%, 3/25/34

 $

 392,997

 291,883

 AAA / Aa3

 Banc of America Alternative Loan Trust, 5.75%, 4/25/33

 305,514

 538,986

 NR / Baa2

 Banc of America Alternative Loan Trust, 5.5%, 9/25/33

 554,674

 243,800

 2.45

 AAA / Baa2

 Bear Stearns Adjustable Rate M, Floating Rate Note, 8/25/33

 224,582

 177,282

 AAA / Ba1

 Countrywide Alternative, 5.125%, 3/25/34

 180,291

 429,807

 AAA / NR

 Countrywide Alternative, 5.5%, 8/25/34

 402,933

 245,954

 B / Caa2

 Countrywide Alternative Loan Trust, 5.5%, 3/25/35

 211,895

 186,476

 5.72

 BBB+ / NR

 GSR Mortgage Loan Trust, 5.7199%, 2/25/34

 157,801

 201,622

 2.71

 AAA / BB

 GSR Mortgage Loan Trust, Floating Rate Note, 9/25/35

 180,311

 250,000

 AAA / NR

 JP Morgan Chase Commercial Mortgage, 3.6159%, 11/15/43

 248,282

 100,000

 BBB+ / Baa1

 JP Morgan Chase Commercial Mortgage, 4.65%, 7/15/28

 97,710

 198,349

 2.00

 AAA / Aa3

 JP Morgan Mortgage Trust, Floating Rate Note, 10/25/33

 190,107

 215,708

 AAA / Aaa

 Lehman Brothers Small Balance Commercial, 5.41%, 12/25/36

 212,557

 99,879

 0.56

 AAA / Aaa

 Lehman Brothers Small Balance, Floating Rate Note, 10/25/37

 100,130

 472,340

 AAA / A1

 Mastr Adjustable Rate Mortgages Trust, 2.86771%, 4/21/34

 443,191

 109,214

 0.84

 AA / Aa2

 Residential Asset Mortgage Products, Inc., Floating Rate Note, 10/25/31

 83,928

 371,492

 B / NR

 Residential Asset Securitization Trust, 5.5%, 7/25/35

 341,461

 311,280

 AAA / NR

 Residential Asset Securitization Trust, 5.25%, 11/25/34

 315,021

 329,065

 A / B2

 Structured Asset Securities, 5.0%, 5/25/35

 323,655

 350,000

 BB / B1

 T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)

 319,764

 71,113

 CC / NR

 WaMu Mortgage Pass Through Certificates,  4.8207%,  9/25/35

 69,292

 146,491

 CCC / NR

 WaMu Mortgage Pass Through Certificates, 2.7715%, 9/25/35

 116,840

 175,421

 BB- / B1

 Wells Fargo Mortgage Backed Securities Trust, 5.5%, 10/25/35

 173,464

 335,070

 2.71

 BBB- / B1

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 10/25/35

 309,784

 276,966

 NR / B1

 Wells Fargo Mortgage Backed Securities Trust, 4.8322%, 3/25/36

 245,336

 $

 6,201,520

 Total Banks

 $

 6,201,520

 Diversified Financials - 0.8%

 Diversified Finance Services - 0.7%

 142,088

 AAA / NR

 Banc of America Mortgage Securities, 5.75%, 1/25/35

 $

 145,290

 217,168

 5.10

 AA- / NR

 Banc of America Mortgage Securities, Floating Rate Note, 9/25/35

 205,104

 300,000

 5.76

 NR / A2

 LSTAR Commercial Mortgage Trust, 5.7457%, 6/25/43

 256,272

 25,199

 2.62

 BB / NR

 Merrill Lynch Mortgage Investor, Floating Rate Note, 2/25/35

 22,667

 65,483

 B- / Aaa

 MLMI 2005-A2 A4, 4.48%, 2/25/35

 62,969

 999,355

 NR / Ba1

 Residential Accredit Loans, Inc., 5.0%, 5/25/19

 999,502

 229,144

 AAA / NR

 Residential Accredit Loans, Inc., 6.0%, 10/25/34

 231,931

 17,259

 0.86

 AAA / Baa2

 Residential Accredit Loans, Inc., Floating Rate Note, 4/25/34

 16,067

 226,780

 2.60

 AA+ / Baa3

 SARM 2004-12 7A1, Floating Rate Note, 2/25/34

 210,679

 $

 2,150,481

 Investment Banking & Brokerage - 0.1%

 144,647

 AA / NR

 Bear Stearns Commercial Mortgage Securities, 6.63%, 2/15/35

 $

 144,275

 Total Diversified Financials

 $

 2,294,756

 Real Estate - 0.1%

 Mortgage Real Estate Investment Trust - 0.1%

 241,746

 CC / Caa1

 Deutsche ALT-A Securities, Inc., 5.5%, 11/25/35

 $

 202,843

 Total Real Estate

 $

 202,843

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $8,835,835)

 $

 8,699,119

 CORPORATE BONDS - 23.0%

 Energy - 2.5%

 Oil & Gas Drilling - 0.0%

 225,000

 BBB+ / Baa1

 Pride International, 6.875%, 8/15/20

 $

 271,476

 Oil & Gas Equipment And Services - 0.2%

 182,000

 3.65

 NR / NR

 Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A)

 $

 112,840

 355,000

 BBB / Baa2

 Weatherford International Ltd., 9.625%, 3/1/19

 462,930

 $

 575,770

 Oil & Gas Exploration & Production - 0.3%

 175,000

 BBB / Baa1

 Canadian Natural Resources, 5.9%, 2/1/18

 $

 205,053

 250,000

 A / Aa3

 Ras Laffan LNG 3, 4.5%, 9/30/12 (144A)

 255,000

 400,000

 BBB- / Baa2

 TNK-BP Finance SA, 7.5%, 3/13/13 (144A)

 422,480

 $

 882,533

 Oil & Gas Refining & Marketing - 0.5%

 360,000

 A / A2

 Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)

 $

 420,780

 525,000

 BBB / Baa2

 Spectra Energy Capital, 6.2%, 4/15/18

 591,191

 370,000

 BBB / Baa2

 Valero Energy Corp., 9.375%, 3/15/19

 483,492

 $

 1,495,463

 Oil & Gas Storage & Transportation - 1.4%

 90,000

 BBB- / Baa2

 Boardwalk Pipelines LLC, 5.5%, 2/1/17

 $

 97,385

 125,000

 BBB / Baa3

 Buckeye Partners LP, 6.05%, 1/15/18

 140,949

 385,000

 BBB / Baa2

 DCP Midstream, 9.75%, 3/15/19

 505,548

 400,000

 BB / Ba1

 Enterprise Products Operating, 7.0%, 6/1/67

 387,000

 550,000

 BBB / Baa2

 Kinder Morgan Energy, 5.95%, 2/15/18

 628,547

 450,000

 BBB- / Baa3

 Plains All America Pipeline, 6.125%, 1/15/17

 512,337

 425,000

 A / A3

 Questar Pipeline Co., 5.83%, 2/1/18

 491,069

 240,000

 BBB- / Ba1

 Rockies Express Pipeline, LLC, 5.625%, 4/15/20

 221,725

 200,000

 BBB / Baa2

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 225,210

 390,000

 BB+ / Baa3

 Williams Cos Inc/The, 7.75%, 6/15/31

 487,348

 $

 3,697,118

 Total Energy

 $

 6,922,360

 Materials - 1.2%

 Aluminum - 0.1%

 180,000

 BBB- / Baa3

 Alcoa Inc., 6.15%, 8/15/20

 $

 185,831

 Construction Materials - 0.0%

 125,000

 BBB / Baa2

 Holcim Ltd., 6.0%, 12/30/19 (144A)

 $

 134,189

 Diversified Metals & Mining - 0.5%

 450,000

 BBB- / Baa3

 AngloGold Ashanti Holdings, 5.375%, 4/15/20

 $

 441,968

 350,000

 BBB- / Baa3

 Gold Fields Orogen Holding BVI, 4.875%, 10/7/20

 325,937

 425,000

 BBB+ / Baa2

 Inco, Ltd., 7.2%, 9/15/32

 480,755

 $

 1,248,660

 Fertilizers & Agricultural Chemicals - 0.2%

 450,000

 BBB / Baa2

 AGRIUM Inc., 6.75%, 1/15/19

 $

 541,545

 Industrial Gases - 0.2%

 460,000

 BBB / Baa2

 Airgas, Inc., 2.85%, 10/1/13

 $

 470,234

 Specialty Chemicals - 0.1%

 310,000

 BBB / Baa2

 Cytec Industries, Inc., 8.95%, 7/1/17

 $

 375,476

 Steel - 0.1%

 230,000

 BBB- / Baa3

 ArcelorMittal Co., 6.125%, 6/1/18

 $

 236,238

 195,000

 BBB- / Baa3

 Commercial Metals Co., 7.35%, 8/15/18

 197,820

 $

 434,058

 Total Materials

 $

 3,389,993

 Capital Goods - 1.2%

 Building Products - 0.2%

 520,000

 BBB / Ba2

 MASCO Corp., 7.125%, 3/15/20

 $

 518,322

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 130,000

 A / Baa2

 Cummins, Inc., 6.75%, 2/15/27

 $

 155,165

 Industrial Conglomerates - 0.2%

 536,000

 A / A2

 Cargill, Inc. 4.307%, 5/14/21

 $

 578,687

 175,000

 A- / A3

 Tyco International Finance SA, 8.5%, 1/15/19

 225,667

 $

 804,354

 Industrial Machinery - 0.3%

 500,000

 BBB+ / Baa1

 Ingersoll-Rand Global Holding, 9.5%, 4/15/14

 $

 587,769

 150,000

 BBB- / Baa3

 Valmont Industries, Inc., 6.625%, 4/20/20

 172,284

 $

 760,053

 Trading Companies & Distributors - 0.4%

 875,000

 BBB- / BBB-

 Aviation Capital Group Corp., 6.75%, 4/6/21

 $

 842,546

 300,000

 BBB / Baa2

 Glencore Funding LLC, 6.0%, 4/15/14 (144A)

 303,832

 $

 1,146,378

 Total Capital Goods

 $

 3,384,272

 Commercial Services & Supplies - 0.1%

 Office Services & Supplies - 0.1%

 350,000

 BBB+ / A2

 Pitney Bowes Inc., 5.6%, 3/15/18

 $

 369,600

 Total Commercial Services & Supplies

 $

 369,600

 Transportation - 0.2%

 Airlines - 0.0%

 6,860

 BBB+ / Baa2

 Continental Airlines, 6.648%, 9/15/17

 $

 6,740

 Trucking - 0.2%

 435,000

 BBB- / Baa2

 Asciano Finance Ltd., 5.0%, 4/7/18

 $

 462,469

 Total Transportation

 $

 469,209

 Automobiles & Components - 0.1%

 Automobile Manufacturers - 0.0%

 55,000

 BBB / Baa2

 Hyundai Motor Manufacturer, 4.5%, 4/15/15

 $

 56,822

 70,000

 BBB+ / Baa1

 Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)

 73,527

 $

 130,349

 Motorcycle Manufacturers - 0.0%

 150,000

 BBB / Baa1

 Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16

 $

 153,906

 Total Automobiles & Components

 $

 284,255

 Consumer Durables & Apparel - 0.2%

 Household Appliances - 0.2%

 500,000

 BBB- / Baa3

 Whirlpool Corp., 5.5%, 3/1/13

 $

 522,386

 Total Consumer Durables & Apparel

 $

 522,386

 Consumer Services - 0.3%

 Education Services - 0.3%

 300,000

 AAA / Aaa

 Leland Stanford Junior University, 4.75%, 5/1/19

 $

 348,093

 250,000

 AAA / Aaa

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 335,878

 $

 683,971

 Total Consumer Services

 $

 683,971

 Media - 0.5%

 Broadcasting - 0.2%

 512,000

 BBB+ / Baa1

 News America, Inc., 7.3%, 4/30/28

 $

 585,687

 Cable & Satellite - 0.3%

 125,000

 BBB+ / Baa1

 British Sky Broadcasting, 6.1%, 2/15/18 (144A)

 $

 141,114

 80,000

 BBB+ / Baa1

 Comcast Corp., 5.3%, 1/15/14

 86,922

 400,000

 BBB / Baa2

 Time Warner Cable, Inc., 5.0%, 2/1/20

 439,470

 100,000

 BBB / Baa2

 Time Warner Cable, Inc., 8.25%, 4/1/19

 127,352

 50,000

 BBB / Baa2

 Time Warner Cable, Inc., 8.75, 2/14/19

 65,034

 $

 859,892

 Total Media

 $

 1,445,579

 Retailing - 0.2%

 Internet Retail - 0.2%

 425,000

 BBB- / Ba1

 Expedia, Inc., 5.95%, 8/15/20

 $

 430,024

 Total Retailing

 $

 430,024

 Food & Drug Retailing - 0.1%

 Drug Retail - 0.1%

 196,956

 BBB+ / Baa2

 CVS Pass-Through Trust, 5.298%, 1/11/27

 $

 199,615

 122,836

 BBB+ / Baa2

 CVS Pass-Through Trust, 5.773%, 1/10/33

 125,111

 $

 324,726

 Total Food & Drug Retailing

 $

 324,726

 Food Beverage & Tobacco - 0.3%

 Agricultural Products - 0.1%

 410,000

 BBB- / Ba1

 Viterra, Inc., 5.95%, 8/1/20

 $

 426,237

 Brewers - 0.0%

 55,000

 A- / Baa1

 Anheuser-Busch InBev Worldwide Inc., 7.75%, 1/15/19

 $

 71,905

 Soft Drinks - 0.1%

 200,000

 BBB / A3

 Coca-Cola Enterprises, Inc., 4.5%, 9/1/21

 $

 220,438

 Total Food Beverage & Tobacco

 $

 718,580

 Household & Personal Products - 0.0%

 Personal Products - 0.0%

 100,000

 BBB+ / A2

 Avon Products Inc., 6.5%, 3/1/19

 $

 117,296

 Total Household & Personal Products

 $

 117,296

 Health Care Equipment & Services - 0.1%

 Health Care Services - 0.1%

 230,000

 BBB+ / Baa3

 Express Scripts, Inc., 3.125%, 5/15/16

 $

 235,230

 Total Health Care Equipment & Services

 $

 235,230

 Pharmaceuticals & Biotechnology - 0.4%

 Biotechnology - 0.4%

 675,000

 BBB+ / Baa3

 Biogen Idec, Inc., 6.0%, 3/1/13

 $

 716,041

 285,000

 AA- / A2

 Genzyme Corp., 3.625%, 6/15/15

 305,614

 $

 1,021,655

 Total Pharmaceuticals & Biotechnology

 $

 1,021,655

 Banks - 3.3%

 Diversified Banks - 0.7%

 270,000

 AA- / Aa3

 Barclays Bank Plc, 5.2%, 7/10/14

 $

 285,086

 705,000

 A / Baa1

 Barclays Plc, 6.05% 12/4/17

 676,584

 450,000

 A+ / Aa3

 BNP Paribas SA, 1.34438%, 4/27/17

 414,616

 250,000

 B / B2

 Kazkommerts International BV, 8.0%, 11/3/15

 211,250

 250,000

 A / A2

 Northgroup Preferred Capital Corp., 6.378%, 1/29/49

 231,973

 $

 1,819,509

 Regional Banks - 2.6%

 250,000

 BBB+ / A2

 American Express Bank FSB, 5.5%, 4/16/13

 $

 264,271

 250,000

 A / A2

 BB&T Corp., 5.7%, 4/30/14

 274,598

 500,000

 A / A2

 Branch Banking & Trust Co., 4.875%, 1/15/13

 512,128

 415,000

 BB / Baa3

 Capital One Capital VI, 8.875%, 5/15/40

 429,425

 875,000

 BBB+ / Baa1

 KeyBank NA, 5.8%, 7/1/14

 942,597

 250,000

 BBB+ / Baa1

 Keycorp, 6.5%, 5/14/13 (b)

 267,375

 450,000

 A+ / Aa3

 Mellon Funding Corp., 5.5%, 11/15/18

 500,783

 1,100,000

 BBB / Baa3

 PNC Financial Services Group, 6.75%, 7/29/49

 1,099,846

 1,000,000

 8.25

 BBB / Baa3

 PNC Financial Services Group, Floating Rate Note, 5/29/49

 1,010,355

 850,000

 A- / A3

 Sovereign Bancorp, 8.75%, 5/30/18

 961,853

 1,000,000

 BBB+ / Baa1

 State Street Capital, 8.25%, 1/29/49

 1,001,700

 $

 7,264,931

 Total Banks

 $

 9,084,440

 Diversified Financials - 4.9%

 Asset Management & Custody Banks - 0.2%

 210,000

 A / A3

 Ameriprise Financial Inc., 5.3%, 3/15/20

 $

 228,850

 100,000

 AA- / A1

 Franklin Resources, 3.125%, 5/20/15

 104,498

 220,000

 A+ / A1

 State Street Corp., 4.3%, 5/30/14

 237,725

 $

 571,073

 Consumer Finance - 0.7%

 250,000

 BBB+ / A2

 American Express Co., 2.75%, 9/15/15

 $

 253,116

 260,000

 A+ / A1

 American Honda Financial, 6.7%, 10/1/13 (144A)

 283,967

 360,000

 BBB / Baa1

 Capital One Bank USA NA, 8.8%, 7/15/19

 427,612

 500,000

 NR / NR

 Ford Motor Credit Co., LLC, 3.875%, 1/15/15

 500,246

 265,000

 4.00

 BBB- / Ba1

 SLM Corp., Floating Rate Note,  7/25/14

 252,330

 375,000

 B / B3

 Springleaf Finance Corp., 6.9%, 12/15/17

 285,938

 $

 2,003,209

 Diversified Finance Services - 1.5%

 290,000

 BBB / Baa2

 Alterra Finance LLC, 6.25%, 9/30/20

 $

 309,875

 500,000

 A / Baa1

 Bank of America Corp., 5.9%, 12/28/25

 453,315

 420,000

 AA+ / Aa2

 General Electric Capital Corp., 6.75%, 3/15/32

 491,158

 250,000

 AA+ / Aa2

 General Electric Capital Corp., 5.625%, 9/15/17

 278,224

 100,000

 BBB+ / Baa2

 Hyundai Capital Services, Inc., 6.0%, 5/5/15

 107,463

 2,050,000

 BBB+ / Baa1

 JPMorgan Chase & Co., 7.9%, 4/29/49

 2,207,256

 124,895

 BBB / Baa2

 Power Receivables Finance LLC, 6.29%, 1/1/12 (144A) (b)

 124,999

 $

 3,972,290

 Investment Banking & Brokerage - 2.1%

 96,298

 BBB- / NR

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 101,954

 500,000

 A / A2

 Charles Schwab Corp., 4.95%, 6/1/14

 549,635

 2,060,000

 5.79

 BBB- / Baa2

 Goldman Sachs Capital, Floating Rate Note, 12/29/49

 1,411,100

 550,000

 BBB / Baa2

 Jefferies Group, Inc., 5.125%, 4/13/18

 496,552

 385,000

 BBB / Baa2

 Jefferies Group, Inc., 6.875%, 4/15/21

 371,031

 250,000

 A- / A2

 Macquarie Bank Ltd., 6.625%, 4/7/21

 244,853

 235,000

 A- / A2

 Macquarie Group Ltd., 7.625%, 8/13/2019

 246,087

 250,000

 A- / A2

 Macquarie Group Ltd., 6.0%, 1/14/20

 251,178

 200,000

 A / Baa1

 Merrill Lynch & Co., 5.45%, 2/5/13

 202,226

 750,000

 A / A2

 Morgan Stanley Co., 4.0%, 9/22/20

 725,771

 500,000

 A / A2

 Morgan Stanley Co., 5.0%, 8/31/25 STEP (b)

 481,809

 250,000

 A / A2

 Morgan Stanley Co., 5.5%, 1/26/20

 246,325

 475,000

 NR / Baa3

 Scottrade Financial Services, Inc., 6.125%, 7/11/21

 476,669

 $

 5,805,190

 Specialized Finance - 0.3%

 240,000

 BBB / Baa1

 Banque PSA Finance, 5.75%, 4/4/21

 $

 221,488

 600,000

 BBB / Baa3

 Cantor Fitzgerald LP, 7.875%, 10/15/19

 609,851

 100,000

 AA+ / Aaa

 Private Export Funding, 4.55%, 5/15/15

 112,032

 $

 943,371

 Total Diversified Financials

 $

 13,295,133

 Insurance - 2.5%

 Insurance Brokers - 0.1%

 250,000

 BBB- / Baa3

 Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)

 $

 267,118

 Life & Health Insurance - 0.8%

 150,000

 A- / A3

 Aflac, Inc., 8.5%, 5/15/19

 $

 188,028

 420,000

 BBB / Baa3

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 481,589

 280,000

 BBB / Ba1

 Lincoln National Corp., 6.05%, 4/20/67

 246,400

 160,000

 A- / Baa2

 Lincoln National Corp., 8.75%, 7/1/19

 195,215

 365,000

 BBB / Baa2

 MetLife, Inc., 10.75%, 8/1/39

 481,800

 335,000

 A- / Baa2

 Protective Life Corp., 7.375%, 10/15/19

 363,221

 275,000

 A / Baa2

 Prudential Financial, 5.15%, 1/15/13

 287,191

 $

 2,243,444

 Multi-Line Insurance - 0.7%

 250,000

 BBB / Baa3

 Genworth Financial, Inc., 4.95%, 10/1/15 (b)

 $

 245,638

 350,000

 BBB / Baa3

 Genworth Financial, Inc., 7.2%, 2/15/21

 315,842

 730,000

 BB / Baa3

 Liberty Mutual Group, 7.0%, 3/15/37 (144A)

 635,100

 500,000

 BBB- / Baa2

 Liberty Mutual Group, 7.3%, 6/15/14 (144A)

 540,227

 200,000

 A / A3

 Loew Corp., 5.25%, 3/15/16

 219,484

 $

 1,956,291

 Property & Casualty Insurance - 0.4%

 100,000

 BBB- / Baa3

 Hanover Insurance Group, Inc., 7.625%, 10/15/25

 $

 112,124

 400,000

 BBB- / Baa3

 The Hanover Insurance Group, Inc., 7.5%, 3/1/20

 452,691

 280,000

 BBB / Baa3

 White Mountains Re Group Ltd., 6.375%, 3/20/17

 287,472

 250,000

 BB+ / Ba2

 White Mountains Re Group Ltd., 7.506%, 5/29/49

 232,423

 $

 1,084,710

 Reinsurance - 0.5%

 450,000

 BBB / BBB+

 Platinum Underwriters HD, 7.50%, 6/1/17

 $

 479,160

 275,000

 A- / Baa1

 Reinsurance Group of America, Inc., 6.45%  111519

 311,307

 265,000

 BBB- / Baa3

 Reinsurance Group of America, Inc., 6.75%, 12/15/65

 229,975

 240,000

 BBB / Baa2

 Validus Holdings Ltd., 8.875%, 1/26/40

 263,881

 $

 1,284,323

 Total Insurance

 $

 6,835,886

 Real Estate - 2.1%

 Diversified Real Estate Activities - 0.1%

 235,000

 A- / A2

 WEA Finance LLC, 7.125%, 4/15/18

 $

 266,315

 Diversified Real Estate Investment Trusts - 0.4%

 440,000

 BBB+ / Baa1

 Dexus Finance Pty Ltd., 7.125%, 10/15/14

 $

 487,622

 140,000

 BBB / Baa2

 Digital Realty Trust LP, 4.5%, 7/15/15

 142,089

 60,000

 BBB / Baa2

 Digital Realty Trust LP, 5.875%, 2/1/20

 61,971

 285,000

 BBB / Baa3

 Goodman Funding Pty Ltd., 6.375%, 4/15/21

 288,007

 $

 979,689

 Office Real Estate Investment Trusts - 0.2%

 50,000

 BBB / Baa2

 Mack-Cali Realty Corp., 7.75%, 8/15/19

 $

 59,391

 500,000

 BBB / Baa2

 Mack-Cali Realty LP, 5.125%, 2/15/14

 522,502

 $

 581,893

 Retail Real Estate Investment Trusts - 0.4%

 245,000

 BB+ / Baa3

 Developers Diversified Realty, 7.5%, 4/1/17

 $

 265,151

 500,000

 A- / A3

 Simon Property Group LP, 5.0%, 3/1/12

 503,499

 435,000

 BBB / Baa2

 Tanger Factory Outlet Centers, Inc., 6.15%, 11/15/15

 483,016

 $

 1,251,666

 Specialized Real Estate Investment Trusts - 1.0%

 700,000

 BBB- / Baa2

 Health Care Real Estate Investment Trust, Inc., 6.2%, 6/1/16

 $

 749,902

 210,000

 BBB- / Baa3

 Healthcare Realty Trust, Inc., 6.5%, 1/17/17

 226,654

 475,000

 BBB- / Baa2

 Hospitality Properties Trust, 7.875%, 8/15/14

 520,790

 382,000

 BBB- / Baa3

 Senior Housing Properties Trust, 6.75%, 4/15/20

 411,838

 500,000

 BBB- / Baa2

 Ventas Realty LP / Ventas Capital Corp., 6.5%,  6/1/16

 521,812

 270,000

 BBB- / Baa2

 Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21

 264,398

 $

 2,695,394

 Total Real Estate

 $

 5,774,957

 Software & Services - 0.1%

 Data Processing & Outsourced Services - 0.0%

 44,000

 B- / Caa1

 First Data Corp., 8.25%, 1/15/21

 $

 41,800

 Internet Software & Services - 0.1%

 340,000

 NR / WD

 GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)

 $

 348,976

 Total Software & Services

 $

 390,776

 Semiconductors - 0.0%

 Semiconductor Equipment - 0.0%

 185,000

 BBB / Baa1

 Klac Instruments Corp., 6.9%, 5/1/18

 $

 210,601

 Total Semiconductors

 $

 210,601

 Telecommunication Services - 1.5%

 Integrated Telecommunication Services - 0.9%

 360,000

 A- / A2

 AT&T, Inc., 2.95%, 5/15/16

 $

 376,183

 335,000

 BB / Baa3

 Embarq Corp., 7.082%, 6/1/16

 363,064

 350,000

 A- / A3

 France Telecom, 4.375%, 7/8/14

 377,131

 500,000

 BBB / Baa2

 Telecom Italia Capital SA, 7.175%, 6/18/19

 525,347

 300,000

 BBB / Baa2

 Telecom Italia Capital SA, 5.25%, 11/15/13

 301,646

 350,000

 BBB+ / Baa1

 Telefonica Emisiones SAU, 5.462%, 2/16/21

 354,726

 150,000

 A- / A3

 Verizon Communications, Inc., 8.75%, 11/1/18

 202,644

 $

 2,500,741

 Wireless Telecommunication Services - 0.5%

 250,000

 NR / A2

 Crown Castle Towers LLC, 5.495%, 1/15/17 (144A)

 $

 272,312

 240,000

 NR / A2

 Crown Castle Towers LLC, 4.883%, 8/15/20

 245,338

 140,000

 NR / A2

 Crown Castle Towers LLC, 6.113%, 1/15/20

 154,699

 225,000

 NR / A2

 GTP Acquisition Partners I LLC, 4.347%, 6/15/16

 225,998

 500,000

 A- / A3

 Vodafone Group Plc, 5.375%, 1/30/15

 559,214

 $

 1,457,561

 Total Telecommunication Services

 $

 3,958,302

 Utilities - 1.1%

 Electric Utilities - 0.6%

 225,000

 A- / Baa1

 Commonwealth Edison, 6.15%, 9/15/17

 $

 267,385

 270,000

 A- / A3

 Enel Finance International SA, 5.125%, 10/7/19 (144A) (b)

 261,360

 152,922

 BB / Baa3

 FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)

 160,135

 68,000

 B / Ba2

 FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)

 59,160

 200,000

 BB+ / Baa2

 Israel Electric Corp., 7.25%, 1/15/19 (144A)

 214,295

 125,000

 BBB / Baa2

 Nevada Power Co., 6.5%, 8/1/18

 149,044

 115,822

 NR / WR

 Orcal Geothermal, 6.21%, 12/30/20 (144A)

 115,433

 100,000

 BBB- / Baa3

 Public Service of New Mexico, 7.95%, 5/15/18

 119,496

 250,000

 BBB+ / A3

 West Penn Power Co., 5.95%, 12/15/17

 293,825

 $

 1,640,133

 Gas Utilities - 0.1%

 250,000

 A+ / Aa3

 Southern California Gas Co., 5.125%, 11/15/40

 $

 291,798

 Independent Power Producer & Energy Traders - 0.1%

 136,189

 NR / B2

 Coso Geothermal Power Holdings, 7.0%, 7/15/26 (144A)

 $

 98,830

 223,000

 BB / Ba2

 NSG Holdings Inc., 7.75%, 12/15/25

 221,885

 $

 320,715

 Multi-Utilities - 0.2%

 615,000

 BBB+ / Baa2

 NY State Gas and Electric, 6.15%, 12/15/17 (144A)

 $

 689,273

 Total Utilities

 $

 2,941,919

 TOTAL CORPORATE BONDS

 (Cost  $58,153,444)

 $

 62,811,150

 U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.1%

 147,653

 AA+ / Aaa

 Fannie Mae Benchmark Remic, 5.45%, 12/25/20

 $

 159,024

 313,220

 AA+ / Aaa

 Fannie Mae Pool, 5.5%, 3/1/23

 339,774

 325,430

 AA+ / Aaa

 Fannie Mae Pool, 5.5%, 12/1/35

 355,126

 328,557

 5.70

 AA+ / Aaa

 Fannie Mae REMICS, Floating Rate Note, 3/25/39

 349,862

 168,326

 AA+ / Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 181,039

 40,823

 AA+ / Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 10/1/16

 44,037

 132,188

 AA+ / Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 143,736

 81,115

 AA+ / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/33

 89,849

 54,587

 AA+ / Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 61,704

 103,994

 AA+ / Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/32

 116,987

 77,032

 AA+ / Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 10/1/46

 87,617

 206,678

 2.32

 AA+ / Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/35

 216,941

 143,119

 AA+ / Aaa

 Federal National Mortgage Association, 4.5%, 11/1/20

 153,392

 1,193,956

 AA+ / Aaa

 Federal National Mortgage Association, 4.5%, 6/1/39

 1,296,748

 41,211

 AA+ / Aaa

 Federal National Mortgage Association, 5.0%, 12/1/17

 44,524

 34,361

 AA+ / Aaa

 Federal National Mortgage Association, 5.0%, 3/1/33

 37,083

 112,506

 AA+ / Aaa

 Federal National Mortgage Association, 5.0%, 5/1/18

 121,778

 325,024

 AA+ / Aaa

 Federal National Mortgage Association, 5.0%, 6/1/37

 350,111

 472,701

 AA+ / Aaa

 Federal National Mortgage Association, 5.5%, 10/1/35

 515,835

 93,811

 AA+ / Aaa

 Federal National Mortgage Association, 5.5%, 12/1/34

 102,797

 24,258

 AA+ / Aaa

 Federal National Mortgage Association, 5.5%, 2/1/18

 26,634

 41,278

 AA+ / Aaa

 Federal National Mortgage Association, 5.5%, 3/1/34

 45,051

 397,070

 AA+ / Aaa

 Federal National Mortgage Association, 5.5%, 5/1/37

 431,379

 15,477

 AA+ / Aaa

 Federal National Mortgage Association, 5.5%, 7/1/23

 16,936

 39,259

 AA+ / Aaa

 Federal National Mortgage Association, 5.5%, 8/1/14

 40,986

 13,738

 AA+ / Aaa

 Federal National Mortgage Association, 5.5%, 9/1/17

 14,918

 323,760

 AA+ / Aaa

 Federal National Mortgage Association, 5.50%, 12/1/35

 353,303

 12,683

 AA+ / Aaa

 Federal National Mortgage Association, 6.0%, 1/1/29

 14,078

 1,897

 AA+ / Aaa

 Federal National Mortgage Association, 6.0%, 1/1/29

 2,019

 111,429

 AA+ / Aaa

 Federal National Mortgage Association, 6.0%, 12/1/33

 123,616

 136,708

 AA+ / Aaa

 Federal National Mortgage Association, 6.0%, 12/1/37

 150,165

 12,380

 AA+ / Aaa

 Federal National Mortgage Association, 6.0%, 3/1/33

 13,734

 13,001

 AA+ / Aaa

 Federal National Mortgage Association, 6.0%, 8/1/32

 14,431

 4,499

 AA+ / Aaa

 Federal National Mortgage Association, 6.0%, 9/1/29

 4,993

 25,975

 AA+ / Aaa

 Federal National Mortgage Association, 6.5%, 10/1/32

 29,220

 47,097

 AA+ / Aaa

 Federal National Mortgage Association, 6.5%, 4/1/29

 53,876

 21,661

 AA+ / Aaa

 Federal National Mortgage Association, 6.5%, 7/1/29

 24,530

 65,283

 AA+ / Aaa

 Federal National Mortgage Association, 6.5%, 9/1/32

 74,864

 49,126

 AA+ / Aaa

 Federal National Mortgage Association, 6.50%, 12/1/21

 54,158

 154,086

 AA+ / Aaa

 Federal National Mortgage Association, 7.0%, 1/1/36

 176,720

 75,584

 AA+ / Aaa

 Federal National Mortgage Association, 7.0%, 10/1/19

 86,165

 99

 AA+ / Aaa

 Federal National Mortgage Association, 7.0%, 3/1/12

 100

 2,019

 AA+ / Aaa

 Federal National Mortgage Association, 8.0%, 10/1/30

 2,290

 5,139

 AA+ / Aaa

 Federal National Mortgage Association, 8.0%, 2/1/29

 5,991

 892

 AA+ / Aaa

 Federal National Mortgage Association, 8.0%, 2/1/30

 1,044

 9,769

 AA+ / Aaa

 Federal National Mortgage Association, 8.0%, 3/1/31

 11,442

 2,277

 AA+ / Aaa

 Federal National Mortgage Association, 8.0%, 4/1/20

 2,691

 711

 AA+ / Aaa

 Federal National Mortgage Association, 8.0%, 4/1/30

 834

 481

 AA+ / Aaa

 Federal National Mortgage Association, 8.0%, 5/1/31

 565

 847

 AA+ / Aaa

 Federal National Mortgage Association, 8.0%, 7/1/30

 994

 465,125

 AA+ / Aaa

 Federal National Mortgage Association, 5.0%, 11/1/38

 501,027

 304,986

 AA+ / Aaa

 Federal National Mortgage Association, 6.0%, 10/1/37

 335,008

 434,833

 AA+ / Aaa

 Freddie Mac Gold Pool, 5.0%, 8/1/37

 466,826

 211,828

 AA+ / Aaa

 Freddie Mac Gold Pool, 6.0%, 1/1/38

 231,791

 317,390

 AA+ / Aaa

 Freddie Mac Gold Pool, 6.0%, 10/1/38

 347,052

 280,120

 AA+ / Aaa

 Ginnie Mae I pool, 5.0%,  2/15/18

 304,829

 255,411

 AA+ / Aaa

 Ginnie Mae I pool, 5.0%,  2/15/18

 277,941

 612,449

 AA+ / Aaa

 Ginnie Mae I pool, 5.0%,  8/15/19

 669,152

 348,086

 AA+ / Aaa

 Ginnie Mae II pool 5.5%, 4/20/35

 389,143

 632,863

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 9/15/38

 709,258

 137,823

 AA+ / Aaa

 Government National Mortgage Association II, 5.5%, 2/20/34

 154,079

 41,819

 AA+ / Aaa

 Government National Mortgage Association, 4.5%, 4/15/35

 45,713

 44,611

 AA+ / Aaa

 Government National Mortgage Association, 5.5%, 8/15/33

 49,808

 42,169

 AA+ / Aaa

 Government National Mortgage Association, 5.5%, 9/15/33

 47,354

 60,668

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 10/15/33

 68,124

 624

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 4/15/14

 680

 1,308

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 8/15/13

 1,362

 70,952

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 9/15/34

 79,627

 52,405

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 10/15/28

 60,021

 108,579

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 5/15/31

 124,357

 64,931

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 5/15/33

 73,393

 70,774

 AA+ / Aaa

 Government National Mortgage Association, 6.50%, 06/15/32

 81,059

 148,967

 AA+ / Aaa

 Government National Mortgage Association, 6.50%, 11/20/28

 169,870

 82,256

 AA+ / Aaa

 Government National Mortgage Association, 6.50%, 12/15/32

 94,210

 4,915

 AA+ / Aaa

 Government National Mortgage Association, 7.0%, 4/15/28

 5,738

 1,038

 AA+ / Aaa

 Government National Mortgage Association, 7.0%, 8/15/28

 1,212

 6,288

 AA+ / Aaa

 Government National Mortgage Association, 7.5%, 1/15/30

 6,616

 5,302

 AA+ / Aaa

 Government National Mortgage Association, 7.5%, 9/20/29

 6,201

 3,715

 AA+ / Aaa

 Government National Mortgage Association, 8.0%, 2/15/30

 3,915

 1,500,000

 AA+ / Aaa

 U.S. Treasury Bonds, 1.875%, 8/31/17

 1,550,157

 300,000

 AA+ / Aaa

 U.S. Treasury Bonds, 2.625%, 11/15/20

 314,695

 700,000

 AA+ / Aaa

 U.S. Treasury Bonds, 3.0%, 2/28/17

 768,032

 1,750,000

 AA+ / Aaa

 U.S. Treasury Bonds, 3.125%,  5/15/19

 1,924,316

 300,000

 AA+ / Aaa

 U.S. Treasury Bonds, 3.375%, 11/15/19

 335,133

 500,000

 AA+ / Aaa

 U.S. Treasury Bonds, 3.625%, 2/15/20

 568,086

 1,020,000

 AA+ / Aaa

 U.S. Treasury Bonds, 5.25%, 11/15/28

 1,347,675

 525,000

 AA+ / Aaa

 U.S. Treasury Notes, 5.375%, 2/15/31

 714,082

 $

 19,373,233

 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS

 (Cost  $18,752,802)

 $

 19,373,233

 FOREIGN GOVERNMENT BONDS - 0.1%

 225,000

 NR / Aaa

 France Government Bond OAT, 4.0%, 4/25/14

 $

 333,314

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost  $343,450)

 $

 333,314

 MUNICIPAL BONDS - 1.6%

 Miscellaneous - 0.4%

 1,000,000

 A- / A1

 State of California, 5.45%, 4/1/15

 $

 1,098,080

 500,000

 AA+ / NR

 Tennessee Valley Authority 6.25%, 12/15/17

 626,338

 Miscellaneous

 $

 1,724,418

 Government - 1.0%

 Municipal  Airport - 0.1%

 250,000

 BBB / Baa2

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 277,125

 Municipal General - 0.3%

 270,000

 AA / Aa1

 OH INFRA-TXB-2-BABS, 3.0%, 6/15/15

 $

 283,454

 420,000

 A- / A1

 State of California, 6.2%, 3/1/19

 475,831

 $

 759,285

 Municipal Higher Education - 0.4%

 400,000

 AAA / Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 $

 451,904

 100,000

 AAA / Aaa

 Missouri State Health & Educational Facilities, 5.0%, 11/15/39

 108,894

 550,000

 AAA / Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 608,702

 $

 1,169,500

 Municipal Transportation - 0.2%

 400,000

 BBB / A3

 Massachusetts Port Authority, 5.0%, 7/1/16

 $

 417,980

 TOTAL MUNICIPAL BONDS

 (Cost  $4,012,892)

 $

 4,348,308

 SENIOR FLOATING RATE LOAN INTERESTS - 0.7%

 Transportation - 0.1%

 Trucking - 0.1%

 218,315

 6.00

 NR / B1

 Swift Transportation Co., LLC, L+4.5%, 11/22/16

 $

 219,066

 Total Transportation

 $

 219,066

 Automobiles & Components - 0.2%

 Automobile Manufacturers - 0.1%

 498,750

 6.00

 NR / NR

 Chrysler Group LLC, L+4.75%, 4/28/17

 $

 472,670

 Total Automobiles & Components

 $

 472,670

 Consumer Services - 0.1%

 Casinos & Gaming - 0.1%

 250,000

 BBB- / Ba1

 Scientific Games Corp., L+3.25%, 6/30/15

 $

 247,395

 Total Consumer Services

 $

 247,395

 Diversified Financials - 0.1%

 Diversified Finance Services - 0.1%

 298,500

 5.00

 NR / NR

 Kasima LLC, L+3.75%, 3/25/17

 $

 288,053

 Total Diversified Financials

 $

 288,053

 Software & Services - 0.1%

 Application Software - 0.0%

 146,110

 6.50

 BB- / Ba2

 Allen Systems Group, Inc., L+4.75%, 11/22/15

 $

 144,649

 Total Software & Services

 $

 144,649

 Technology Hardware & Equipment - 0.2%

 Communications Equipment - 0.1%

 497,500

 5.00

 BB / Ba2

 CommScope, Inc., L+3.5%, 1/03/18

 $

 495,634

 Total Technology Hardware & Equipment

 $

 495,634

 TOTAL SENIOR FLOATING RATE LOAN INTEREST

 (Cost  $1,898,182)

 $

 1,867,467

 Principal

 TEMPORARY CASH INVESTMENTS - 8.5%

  Value

 Amount ($)

 Securities Lending Collateral  - 8.5% (c)

 Certificates of Deposit:

 786,578

 Bank of Nova Scotia Houston, 0.32%, 6/11/12

 $

 787,149

 983,245

 Dnb Nor Bank ASA NY, 0.22%, 11/14/11

 983,918

 885,392

 JPMorgan Chase Bank NA, 0.43%, 5/18/12

 885,542

 688,500

 National Australia Bank NY, 0.31%, 1/9/12

 688,755

 590,258

 RaboBank nederland, 0.34%, 4/2/12

 590,414

 982,632

 Skandinav Enskilda Bank NY, 0.33%, 11/9/11

 983,940

 983,435

 Westpac Banking Corp., NY, 0.32%, 12/6/11

 983,936

 $

 5,903,654

 Commercial Paper:

 314,754

 Commonwealth Bank of Australia, 0.28%, 12/15/11

 $

 314,754

 599,754

 Commonwealth Bank of Australia, 0.39%, 2/23/12

 599,754

 108,143

 General Electric Capital Corp., 0.28%, 11/21/11

 108,245

 885,313

 Nestle Capital Corp., 0.19%, 12/20/11

 885,313

 786,726

 Nordea NA, 0.28%, 1/9/12

 786,726

 787,142

 Procter & Gamble, 0.14%, 11/3/11

 787,142

 218,567

 Straight-A Funding LLC, 0.19%, 12/9/2011

 218,567

 590,028

 Svenska HandelsBanken, 0.38%, 10/5/12

 590,361

 196,737

 Thunderbay Funding LLC, 0.22%, 12/13/11

 196,737

 393,493

 Thunderbay Funding LLC, 0.22%, 12/5/11

 393,493

 491,864

 Variable Funding Capital Co. LLC, 0.21%, 12/7/11

 491,864

 $

 5,372,956

 Tri-party Repurchase Agreements:

 1,967,872

 Merrill Lynch, Inc., 0.08%, dated 10/31/11, repurchase price of

 $1,967,872 plus accrued interest on 11/1/11 collateralized by the following:

 $1,839,122 Freddie Mac, 0.5-0.75%, 2/15/13-3/28/13

 $166,659 Federal Home Loan Bank, 0.0%, 11/4/11

 $

 1,967,872

 2,549,653

 RBS Securities, Inc., 0.09%, dated 10/31/11, repurchase price of

 $2,549,653 plus accrued interest on 11/1/11 collateralized by $2,600,721

 US Treasury Note, 1.75%, 10/31/18

 2,549,653

 2,459,839

 Barclays Capital Markets, 0.09%, dated 10/31/11, repurchase price of

 $2,459,839 plus accrued interest on 11/1/11 collateralized by $2,509,037

 U.S. Treasury Notes, 3.125%, 5/15/21

 2,459,839

 2,951,807

 HSBC Plc, 0.09%, dated 10/31/11, repurchase price of

 $2,951,807 plus accrued interest on 11/1/11 collateralized by the following:

 $1,570,783 Federal Home Loan Bank, 0.12-5.625%, 2/27/12-8/15/24

 $1,440,132 Federal National Mortgage Association, 0.75-7.25%, 12/18/13-11/15/30

 2,951,807

 $

 9,929,171

 Shares

 Money Market Mutual Funds:

 983,936

 Blackrock Preferred Money Market Fund

 $

 983,936

 983,936

 Fidelity Prime Money Market Fund

 983,936

 $

 1,967,872

 Total Securities Lending Collateral

 $

 23,173,653

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $23,173,653)

 $

 23,173,653

 TOTAL INVESTMENT IN SECURITIES - 107.2%

 (Cost  $259,410,846) (a)

 $

 292,485,786

 OTHER ASSETS AND LIABILITIES - (7.2) %

 $

 (19,579,801)

 TOTAL NET ASSETS - 100.0%

 $

 272,905,985

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 WR

 Rating withdrawn by either S&P or Moody's.

 (A.D.R.)

 American Depositary Receipt.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (144A)

 Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At

 October 31, 2011, the value of these securities amounted to $6,356,665 or 2.3% of total net assets.

 (a)

 At October 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $259,557,198 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 36,600,391

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (3,671,803)

 Net unrealized gain

 $

 32,928,588

 (b)

 At October 31, 2011, the following securities were out on loan:

 Principal

 Amount $

 Security

 Value

         200,000

 Enel Finance International SA, 5.125%, 10/7/19 (144A)

 194,283

         200,000

 Genworth Financial, Inc., 4.95%, 10/1/15

 197,335

         222,000

 Keycorp, 6.5%, 5/14/13

 244,123

         450,000

 Morgan Stanley Co., 5.0%, 8/31/25 STEP

 437,567

         510,000

 Power Receivables Finance LLC, 6.29%, 1/1/12 (144A)

 513,102

  Shares

           58,400

 Check Point Software Technologies Ltd. *

 3,365,592

           41,000

 Cubist Pharmaceuticals, Inc. *

 1,550,210

           30,000

 The Manitowoc Co., Inc. *

 332,400

           53,800

 Microchip Technology, Inc.

 1,948,301

           51,500

 New York Community Bancorp Inc.

 685,465

           54,670

 Nuance Communications, Inc. *

 1,447,662

         265,100

 Regal Entertainment Group Co.

 3,828,044

           80,000

 Royal Dutch Shell Plc (A.D.R.)

 5,672,800

 R.R. Donnelly & Sons Co.

 896,500

 Total

 $

 21,313,384

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 (d)

 Debt obligation with a variable interest rate.  Rate shown is rate at period end

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as level 1, fixed income securities and senior loans as Level 2 and securities using fair value methods (see Note 1A) are categorzied as Level 3.

 The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Asset backed securities

$
-

$
3,644,848

$
-

$
3,644,848

 Collateralized mortgage obligations

-

8,699,119

-

8,699,119

 Corporate bonds

-

62,811,150

-

62,811,150

 Municipal bonds

-

4,348,308

-

4,348,308

 U.S. government and agency obligations

-

19,373,233

-

19,373,233

 Common stocks

167,414,704

-

-

167,414,704

 Preferred stocks

819,990

-

-

819,990

 Foreign government bond

-

333,314

-

333,314

 Senior Floating Rate Loan Interests

-

1,867,467

-

1,867,467

 Temporary cash investments

-

21,205,781

-

21,205,781

 Money market mutual funds

1,967,872

-

-

1,967,872

 Total

$
170,202,566

$
122,283,220

$
-

$
292,485,786

 Pioneer Government Income Fund

 Schedule of Investments  10/31/11 (unaudited)

 Principal

 Amount

 Floating

 Rate (b)

 S&P/Moody's

 Ratings

 Value

 ASSET BACKED SECURITIES - 7.6%

 Banks - 1.8%

 Thrifts & Mortgage Finance - 1.8%

 634,956

 AA+ / Aaa

 NCUA Guaranteed Notes 1.84%, 10/7/20

 $

 642,696

 1,928,022

 NR / NR

 Vendee Mortgage Trust, 4.25%, 2/15/35

 2,077,100

 741,904

 NR / NR

 Vendee Mortgage Trust, 5.25%, 1/15/32

 822,309

 $

 3,542,105

 Total Banks

 $

 3,542,105

 Diversified Financials - 5.0%

 Asset Management & Custody Banks - 0.0%

 14,836

 AAA / Aaa

 FRHH R001 AE, 4.375%, 4/15/15

 $

 14,872

 Consumer Finance - 0.9%

 2,000,000

 0.63

 AAA / Aaa

 SLMA 2004-10 A6B, Floating Rate Note, 4/27/26

 $

 1,905,200

 Diversified Finance Services - 4.0%

 1,423,282

 AAA / Aaa

 Small Business Admin Participation Certificates, 4.84%, 5/1/25

 $

 1,550,859

 1,074,706

 AAA / Aaa

 Small Business Admin Participation Certificates, 5.37%, 4/1/28

 1,187,343

 1,387,819

 AAA / Aaa

 Small Business Admin Participation Certificates, 6.02%, 8/1/28

 1,572,365

 434,384

 AAA / Aaa

 Small Business Admin Participation Certificates, 4.2%, 9/1/29

 471,937

 1,124,496

 AAA / Aaa

 Small Business Admin Participation Certificates, 4.625%, 2/1/25

 1,218,592

 725,176

 AAA / Aaa

 Small Business Admin Participation Certificates, 5.63%, 10/1/28

 812,516

 238,758

 AAA / Aaa

 Small Business Admin Participation Certificates, 5.72%, 1/1/29

 267,324

 785,186

 AAA / Aaa

 Small Business Admin Participation Certificates, 6.22%, 12/1/28

 888,356

 $

 7,969,292

 Total Diversified Financials

 $

 9,889,364

 Government - 0.9%

 1,000,000

 AAA / Aaa

 FHR 3211 PB, 5.5%, 2/15/33

 $

 1,045,513

 129,275

 AAA / Aaa

 Freddie Mac, 5.0%, 8/15/35

 133,922

 563,583

 NR / NR

 Freddie Mac REMICS, 0.60722%, 12/15/20

 565,704

 $

 1,745,139

 Total Government

 $

 1,745,139

 TOTAL ASSET BACKED SECURITIES

 (Cost  $14,398,793)

 $

 15,176,608

 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%

 Diversified Financials - 1.0%

 1,903,929

 3.75

 NR / NR

 La Hipotecaria SA , Floating Rate Note, 9/8/39

 $

 1,971,161

 Total Diversified Financials

 $

 1,971,161

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $1,965,690)

 $

 1,971,161

 CORPORATE BONDS - 10.9%

 Banks - 0.5%

 Thrifts & Mortgage Finance - 0.5%

 1,000,000

 AA+ / Aaa

 NCUA Guaranteed Note, 2.35%, 6/12/17

 $

 1,027,390

 Total Banks

 $

 1,027,390

 Diversified Financials - 10.4%

 Specialized Finance - 10.4%

 600,000

 AA+ / Aaa

 Private Export Funding Corp., 2.25%, 12/15/17

 $

 615,891

 2,000,000

 AA+ / Aaa

 Private Export Funding Corp., 2.125%, 7/15/16

 2,062,022

 2,300,000

 AA+ / Aaa

 Private Export Funding Corp., 2.8%, 5/15/22

 2,278,421

 5,420,000

 AA+ / Aaa

 Private Export Funding Corp., 4.3%, 12/15/21

 6,112,432

 5,000,000

 AA+ / Aaa

 Private Export Funding Corp., 4.375%, 3/15/19

 5,744,275

 1,000,000

 AA+ / Aaa

 Private Export Funding Corp., 5.0%, 12/15/16

 1,166,482

 2,155,000

 AA+ / Aaa

 Private Export Funding Corp., 5.45%, 9/15/17

 2,599,564

 $

 20,579,087

 Total Diversified Financials

 $

 20,579,087

 TOTAL CORPORATE BONDS

 (Cost  $20,039,111)

 $

 21,606,477

 U.S. GOVERNMENT AGENCY OBLIGATIONS - 77.9%

 1,478,786

 3.55

 AA+ / Aaa

 Federal National Mortgage Association, Floating Rate Note, 7/25/43

 $

 1,565,359

 440,010

 AA+ / Aaa

 Federal Government Loan Mortgage Corp., 6.0%, 11/1/33

 487,114

 55,460

 AA+ / Aaa

 Federal Government Loan Mortgage Corp., 6.0%, 5/1/16

 59,091

 49,996

 AA+ / Aaa

 Federal Government Loan Mortgage Corp., 6.0%, 6/1/16

 53,293

 71,235

 AA+ / Aaa

 Federal Government Loan Mortgage Corp., 6.0%, 8/1/18

 77,792

 30,482

 AA+ / Aaa

 Federal Government Loan Mortgage Corp., 6.5%, 5/1/31

 34,474

 5,901

 AA+ / Aaa

 Federal Government Loan Mortgage Corp., 7.0%, 6/1/31

 6,817

 158,995

 AA+ / Aaa

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/13

 161,657

 2,020,785

 AA+ / Aaa

 Federal Home Loan Mortgage Corp., 4.64%, 11/1/14

 2,178,193

 85,722

 AA+ / Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 1/1/34

 93,224

 248,737

 AA+ / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 275,520

 659,551

 AA+ / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/38

 721,706

 112,310

 AA+ / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/36

 123,140

 866,032

 AA+ / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/38

 948,457

 77,428

 AA+ / Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 10/1/46

 88,069

 24,436

 AA+ / Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 3/1/14

 26,087

 149,507

 AA+ / Aaa

 Federal National Mortgage Association REMICS, 5.69%, 1/25/32

 154,965

 375,168

 AA+ / Aaa

 Federal National Mortgage Association REMICS, 6.25%, 6/25/44

 377,972

 404,964

 AA+ / Aaa

 Federal National Mortgage Association, 4.0%, 9/1/20

 429,358

 124,999

 AA+ / Aaa

 Federal National Mortgage Association, 4.5%, 11/1/20

 133,971

 6,373,413

 AA+ / Aaa

 Federal National Mortgage Association, 4.5%, 6/1/19

 7,036,358

 3,585,581

 AA+ / Aaa

 Federal National Mortgage Association, 4.53%, 6/1/19

 3,967,313

 5,717,036

 AA+ / Aaa

 Federal National Mortgage Association, 4.92%, 7/25/20

 5,964,361

 1,139,475

 AA+ / Aaa

 Federal National Mortgage Association, 4.987%, 6/1/15

 1,247,587

 286,066

 AA+ / Aaa

 Federal National Mortgage Association, 5.0%, 1/1/20

 310,138

 526,836

 AA+ / Aaa

 Federal National Mortgage Association, 5.0%, 10/1/34

 568,407

 5,000,000

 AA+ / Aaa

 Federal National Mortgage Association, 5.0%, 11/25/36

 5,378,125

 421,387

 AA+ / Aaa

 Federal National Mortgage Association, 5.0%, 3/1/23

 452,631

 804,179

 AA+ / Aaa

 Federal National Mortgage Association, 5.0%, 7/1/34

 867,633

 367,700

 AA+ / Aaa

 Federal National Mortgage Association, 5.0%, 8/1/18

 393,921

 528,610

 AA+ / Aaa

 Federal National Mortgage Association, 5.5%, 2/1/25

 577,754

 136,546

 AA+ / Aaa

 Federal National Mortgage Association, 5.72%, 11/1/28

 151,342

 80,649

 AA+ / Aaa

 Federal National Mortgage Association, 5.72%, 6/1/29

 89,381

 69,442

 AA+ / Aaa

 Federal National Mortgage Association, 5.75%, 3/1/33

 76,933

 110,531

 AA+ / Aaa

 Federal National Mortgage Association, 5.9% 2/1/28

 123,039

 152,486

 AA+ / Aaa

 Federal National Mortgage Association, 5.9%, 11/1/27

 169,742

 154,887

 AA+ / Aaa

 Federal National Mortgage Association, 5.9%, 4/1/28

 172,415

 320,456

 AA+ / Aaa

 Federal National Mortgage Association, 6.0%,  7/1/36

 356,764

 617,151

 AA+ / Aaa

 Federal National Mortgage Association, 6.0%, 11/1/34

 682,531

 149,134

 AA+ / Aaa

 Federal National Mortgage Association, 6.0%, 11/1/34

 164,933

 301,357

 AA+ / Aaa

 Federal National Mortgage Association, 6.0%, 12/1/37

 331,022

 7,810,861

 AA+ / Aaa

 Federal National Mortgage Association, 6.3%, 4/25/19

 8,616,939

 577,303

 AA+ / Aaa

 Federal National Mortgage Association, 6.5%, 10/1/47

 628,866

 236,735

 AA+ / Aaa

 Federal National Mortgage Association, 6.5%, 7/1/32

 266,313

 241,868

 AA+ / Aaa

 Federal National Mortgage Association, 7.0%, 10/1/19

 275,728

 39,751

 AA+ / Aaa

 Federal National Mortgage Association, 7.5%, 4/1/15

 43,748

 23,478

 AA+ / Aaa

 Federal National Mortgage Association, 7.5%, 6/1/15

 25,839

 45,006

 AA+ / Aaa

 Federal National Mortgage Association, 8.0%, 7/1/15

 49,268

 658,245

 AA+ / Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 10/01/38

 706,623

 624,130

 AA+ / Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 670,001

 2,472,964

 AA+ / Aaa

 Government National Mortgage Association, 5.121%, 12/16/46

 2,696,199

 14,534,406

 1.54

 AA+ / Aaa

 Government National Mortgage Association, Floating Rate Note, 11/16/51

 669,295

 17,735

 AA+ / Aaa

 Government National Mortgage Association I, 6.5%, 1/15/32

 20,312

 12,844

 AA+ / Aaa

 Government National Mortgage Association I, 6.5%, 1/15/32

 14,711

 12,755

 AA+ / Aaa

 Government National Mortgage Association I, 6.5%, 1/15/32

 14,938

 149,853

 AA+ / Aaa

 Government National Mortgage Association I, 6.5%, 11/15/31

 171,630

 39,222

 AA+ / Aaa

 Government National Mortgage Association I, 6.5%, 12/15/31

 44,922

 44,023

 AA+ / Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 50,421

 66,270

 AA+ / Aaa

 Government National Mortgage Association I, 6.5%, 9/15/32

 75,901

 161,309

 AA+ / Aaa

 Government National Mortgage Association I, 7.0%, 1/15/31

 189,540

 37,068

 AA+ / Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 43,410

 46,748

 AA+ / Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 54,746

 44,823

 AA+ / Aaa

 Government National Mortgage Association I, 7.0%, 4/15/31

 52,668

 65,687

 AA+ / Aaa

 Government National Mortgage Association I, 7.0%, 8/15/23

 76,044

 118,823

 AA+ / Aaa

 Government National Mortgage Association I, 7.0%, 9/15/29

 139,447

 16,238

 AA+ / Aaa

 Government National Mortgage Association I, 7.5%, 3/15/31

 19,137

 8,122

 AA+ / Aaa

 Government National Mortgage Association I, 7.5%, 8/15/29

 9,531

 812,406

 AA+ / Aaa

 Government National Mortgage Association II,  5.5%, 10/20/37

 906,705

 330,103

 AA+ / Aaa

 Government National Mortgage Association II, 5.0%, 12/20/18

 359,324

 224,981

 AA+ / Aaa

 Government National Mortgage Association II, 5.0%, 2/20/19

 244,897

 56,671

 AA+ / Aaa

 Government National Mortgage Association II, 5.9%, 11/20/27

 63,532

 83,948

 AA+ / Aaa

 Government National Mortgage Association II, 5.9%, 11/20/27

 92,939

 58,094

 AA+ / Aaa

 Government National Mortgage Association II, 5.9%, 5/20/28

 64,740

 162,306

 AA+ / Aaa

 Government National Mortgage Association II, 5.9%, 7/20/28

 178,503

 66,648

 AA+ / Aaa

 Government National Mortgage Association II, 6.0%, 10/20/31

 74,790

 321,534

 AA+ / Aaa

 Government National Mortgage Association II, 6.0%, 10/20/33

 360,815

 209,792

 AA+ / Aaa

 Government National Mortgage Association II, 6.0%, 12/20/18

 228,592

 189,370

 AA+ / Aaa

 Government National Mortgage Association II, 6.0%, 6/20/34

 212,505

 62,222

 AA+ / Aaa

 Government National Mortgage Association II, 6.0%, 7/20/17

 67,672

 110,007

 AA+ / Aaa

 Government National Mortgage Association II, 6.0%, 7/20/19

 120,277

 57,038

 AA+ / Aaa

 Government National Mortgage Association II, 6.45%, 11/20/32

 64,006

 56,486

 AA+ / Aaa

 Government National Mortgage Association II, 6.45%, 7/20/32

 63,387

 69,485

 AA+ / Aaa

 Government National Mortgage Association II, 6.5%, 1/20/24

 78,085

 103,289

 AA+ / Aaa

 Government National Mortgage Association II, 6.5%, 10/20/32

 117,783

 126,577

 AA+ / Aaa

 Government National Mortgage Association II, 6.5%, 3/20/34

 144,338

 36,898

 AA+ / Aaa

 Government National Mortgage Association II, 6.5%, 4/20/31

 42,075

 27,193

 AA+ / Aaa

 Government National Mortgage Association II, 6.5%, 6/20/31

 31,009

 127,326

 AA+ / Aaa

 Government National Mortgage Association II, 6.5%, 8/20/28

 145,193

 30,470

 AA+ / Aaa

 Government National Mortgage Association II, 7.0%, 1/20/31

 35,686

 23,125

 AA+ / Aaa

 Government National Mortgage Association II, 7.0%, 11/20/31

 27,083

 16,074

 AA+ / Aaa

 Government National Mortgage Association II, 7.0%, 2/20/29

 18,775

 26,216

 AA+ / Aaa

 Government National Mortgage Association II, 7.0%, 5/20/26

 30,414

 51,743

 AA+ / Aaa

 Government National Mortgage Association II, 7.0%, 6/20/28

 60,339

 57,767

 AA+ / Aaa

 Government National Mortgage Association II, 7.0%, 7/20/31

 67,656

 54,024

 AA+ / Aaa

 Government National Mortgage Association II, 7.0%, 8/20/27

 62,900

 14,408

 AA+ / Aaa

 Government National Mortgage Association II, 7.5%, 12/20/30

 16,876

 23,958

 AA+ / Aaa

 Government National Mortgage Association II, 7.5%, 5/20/30

 28,063

 8,677

 AA+ / Aaa

 Government National Mortgage Association II, 7.5%, 6/20/30

 10,148

 24,437

 AA+ / Aaa

 Government National Mortgage Association II, 7.5%, 7/20/30

 28,624

 26,206

 AA+ / Aaa

 Government National Mortgage Association II, 7.5%, 8/20/30

 30,663

 29,159

 AA+ / Aaa

 Government National Mortgage Association II, 8.0%, 2/20/30

 34,602

 20,748

 AA+ / Aaa

 Government National Mortgage Association II, 8.0%, 3/20/30

 24,621

 49,348

 AA+ / Aaa

 Government National Mortgage Association II, 8.0%, 4/20/30

 58,365

 100

 AA+ / Aaa

 Government National Mortgage Association II, 8.0%, 5/20/25

 118

 25,750

 AA+ / Aaa

 Government National Mortgage Association II, 8.0%, 5/20/30

 30,556

 11,709

 AA+ / Aaa

 Government National Mortgage Association II, 9.0%, 11/20/24

 14,002

 6,933

 AA+ / Aaa

 Government National Mortgage Association II, 9.0%, 3/20/22

 8,226

 1,311

 AA+ / Aaa

 Government National Mortgage Association II, 9.0%, 4/20/22

 1,334

 3,847

 AA+ / Aaa

 Government National Mortgage Association II, 9.0%, 9/20/21

 4,537

 16,000,000

 AA+ / Aa1

 Government National Mortgage Association, 1.524%, 2/16/52

 1,002,240

 11,962,716

 AA+ / NR

 Government National Mortgage Association, 1.77729%, 6/16/52

 970,116

 9,981,536

 AA+ / Aaa

 Government National Mortgage Association, 2.07962%, 11/16/52

 929,391

 4,813,357

 AA+ / Aaa

 Government National Mortgage Association, 2.351%  6/16/50

 4,876,710

 1,000,000

 AAA / Aaa

 Government National Mortgage Association, 4.07%, 11/16/40

 1,083,226

 170,000

 AA+ / Aa1

 Government National Mortgage Association, 4.175%, 1/16/38

 180,753

 75,236

 AA+ / Aaa

 Government National Mortgage Association, 4.5%, 12/15/19

 81,436

 135,994

 AA+ / Aaa

 Government National Mortgage Association, 4.5%, 4/15/18

 145,437

 162,734

 AA+ / Aaa

 Government National Mortgage Association, 4.5%, 4/15/20

 176,093

 283,920

 AA+ / Aaa

 Government National Mortgage Association, 4.5%, 6/15/19

 307,317

 176,253

 AA+ / Aaa

 Government National Mortgage Association, 4.5%, 7/20/34

 177,177

 88,859

 AA+ / Aaa

 Government National Mortgage Association, 4.5%, 8/15/19

 96,230

 266,528

 AA+ / Aaa

 Government National Mortgage Association, 4.50%, 6/15/19

 288,492

 2,000,000

 AA+ / Aaa

 Government National Mortgage Association, 4.824%, 12/16/50

 2,247,524

 873,940

 AA+ / Aaa

 Government National Mortgage Association, 5.0%, 7/15/40

 961,632

 775,873

 AA+ / Aa1

 Government National Mortgage Association, 5.0%, 7/20/39

 813,762

 116,448

 AA+ / Aaa

 Government National Mortgage Association, 5.0%, 1/20/20

 126,702

 255,445

 AA+ / Aaa

 Government National Mortgage Association, 5.0%, 2/15/19

 278,137

 250,000

 AA+ / Aa1

 Government National Mortgage Association, 5.027%, 4/16/38

 280,966

 3,000,000

 AA+ / Aaa

 Government National Mortgage Association, 5.14%, 12/16/36

 3,330,609

 181,029

 AA+ / Aaa

 Government National Mortgage Association, 5.5%, 1/15/29

 200,848

 222,884

 AA+ / Aaa

 Government National Mortgage Association, 5.5%, 10/15/19

 242,941

 172,373

 AA+ / Aaa

 Government National Mortgage Association, 5.5%, 10/15/34

 192,346

 100,619

 AA+ / Aaa

 Government National Mortgage Association, 5.5%, 4/15/19

 110,271

 113,101

 AA+ / Aaa

 Government National Mortgage Association, 5.5%, 4/15/31

 126,510

 219,905

 AA+ / Aaa

 Government National Mortgage Association, 5.5%, 5/15/33

 245,523

 52,770

 AA+ / Aaa

 Government National Mortgage Association, 5.5%, 6/15/18

 57,502

 296,775

 AA+ / Aaa

 Government National Mortgage Association, 5.5%, 8/15/33

 331,347

 121,235

 AA+ / Aaa

 Government National Mortgage Association, 5.5%, 9/15/33

 136,144

 71,763

 AA+ / Aaa

 Government National Mortgage Association, 5.72%, 10/15/28

 80,536

 155,633

 AA+ / Aaa

 Government National Mortgage Association, 5.72%, 4/15/29

 174,596

 76,504

 AA+ / Aaa

 Government National Mortgage Association, 5.72%, 5/20/29

 85,814

 75,600

 AA+ / Aaa

 Government National Mortgage Association, 5.75%, 4/20/33

 84,517

 76,312

 AA+ / Aaa

 Government National Mortgage Association, 5.75%, 4/20/33

 85,408

 378,285

 AA+ / Aaa

 Government National Mortgage Association, 5.75%, 6/20/33

 422,903

 345,897

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 11/15/37

 386,895

 709,312

 AA+ / Aaa

 Government National Mortgage Association, 6.0%,  8/15/38

 793,161

 31,388

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 1/15/24

 35,188

 97,819

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 1/15/33

 109,841

 158,936

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 1/15/33

 178,470

 251,588

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 1/20/33

 282,325

 13,502

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 10/15/28

 15,202

 43,824

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 10/15/32

 49,210

 83,410

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 10/15/32

 93,661

 147,981

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 10/15/32

 166,168

 370,235

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 10/15/34

 415,853

 122,915

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 10/15/34

 137,868

 124,963

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 10/15/34

 140,751

 26,882

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 11/15/32

 30,186

 30,208

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 11/15/32

 33,920

 288,672

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 11/15/33

 324,150

 467,040

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 12/15/23

 523,695

 321,728

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 12/15/32

 363,534

 36,129

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 12/15/32

 40,569

 559,741

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 12/15/32

 636,501

 240,013

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 12/15/32

 269,648

 41,919

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 12/15/32

 47,071

 159,581

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 12/15/32

 181,469

 516,670

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 12/15/32

 588,347

 224,592

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 2/15/29

 252,861

 112,954

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 2/15/33

 126,837

 402,782

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 2/15/33

 452,284

 181,053

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 2/15/33

 203,304

 240,973

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 2/15/33

 270,589

 99,276

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 3/15/19

 109,581

 93,595

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 3/15/19

 103,310

 94,535

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 3/15/33

 106,153

 154,908

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 3/15/33

 173,946

 64,940

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 3/15/33

 72,921

 445,053

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 3/15/34

 502,392

 144,578

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 4/15/28

 162,408

 58,536

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 4/15/33

 65,730

 101,565

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 5/15/33

 114,047

 264,271

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 6/15/31

 296,750

 189,040

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 6/15/34

 212,036

 841,814

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 6/16/32

 926,953

 118,123

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 8/15/34

 132,723

 357,582

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 8/15/34

 406,110

 3,534

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 9/15/32

 3,969

 181,496

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 9/15/32

 203,802

 415,779

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 9/15/32

 466,878

 91,561

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 9/15/33

 102,814

 85,674

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 9/15/34

 96,096

 337,842

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 9/15/35

 379,082

 5,910

 AA+ / Aaa

 Government National Mortgage Association, 6.0%, 11/15/28

 5,916

 98,127

 AA+ / Aaa

 Government National Mortgage Association, 6.25%, 11/15/13

 101,318

 100,334

 AA+ / Aaa

 Government National Mortgage Association, 6.45%, 1/20/33

 112,592

 21,912

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 1/15/15

 23,169

 63,230

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 1/15/32

 72,419

 77,776

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 10/15/24

 87,584

 55,163

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 10/15/28

 63,180

 14,051

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 10/15/28

 16,093

 2,881

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 10/15/31

 3,300

 61,846

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 2/15/28

 70,833

 55,244

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 2/15/29

 63,273

 78,488

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 2/15/32

 89,894

 54,664

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 2/15/32

 62,608

 26,570

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 2/15/32

 30,431

 46,622

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 2/15/32

 53,397

 78,652

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 2/15/32

 90,082

 53,689

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 3/15/29

 61,491

 190,960

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 3/15/29

 218,710

 137,354

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 3/15/32

 157,315

 60,595

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 4/15/17

 66,649

 28,278

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 4/15/28

 32,387

 95,102

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 4/15/28

 108,765

 14,237

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 4/15/32

 16,306

 53,664

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 4/15/32

 61,462

 192,918

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 4/15/32

 220,953

 96,220

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 4/15/33

 108,759

 12,650

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 5/15/29

 14,488

 64,081

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 5/15/31

 73,394

 46,573

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 5/15/32

 53,341

 15,631

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 5/15/32

 17,903

 161,759

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 5/15/32

 185,266

 52,250

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 6/15/17

 57,470

 24,689

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 6/15/28

 28,227

 32,371

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 6/15/29

 37,075

 34,310

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 6/15/31

 39,296

 23,090

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 6/15/31

 26,445

 24,662

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 6/15/32

 28,246

 31,044

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 6/15/32

 35,556

 51,028

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 6/15/32

 58,389

 67,673

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 7/15/31

 77,507

 71,107

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 7/15/32

 81,440

 26,208

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 7/15/32

 30,017

 26,628

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 8/15/28

 30,498

 19,867

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 8/15/31

 22,754

 110,029

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 8/15/32

 125,919

 98,854

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 8/15/32

 113,220

 71,149

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 9/15/31

 81,489

 40,066

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 9/15/31

 45,889

 92,790

 AA+ / Aaa

 Government National Mortgage Association, 6.5%, 9/15/32

 106,274

 255,495

 AA+ / Aaa

 Government National Mortgage Association, 6.75%, 4/15/26

 294,473

 49,155

 AA+ / Aaa

 Government National Mortgage Association, 7.0%, 1/15/28

 57,381

 32,780

 AA+ / Aaa

 Government National Mortgage Association, 7.0%, 10/15/16

 35,732

 26,580

 AA+ / Aaa

 Government National Mortgage Association, 7.0%, 11/15/26

 30,849

 86,124

 AA+ / Aaa

 Government National Mortgage Association, 7.0%, 11/15/29

 100,708

 26,285

 AA+ / Aaa

 Government National Mortgage Association, 7.0%, 11/15/31

 30,885

 90,481

 AA+ / Aaa

 Government National Mortgage Association, 7.0%, 12/15/30

 105,525

 47,475

 AA+ / Aaa

 Government National Mortgage Association, 7.0%, 2/15/28

 55,420

 38,270

 AA+ / Aaa

 Government National Mortgage Association, 7.0%, 3/15/28

 44,675

 80,684

 AA+ / Aaa

 Government National Mortgage Association, 7.0%, 3/15/32

 94,718

 49,661

 AA+ / Aaa

 Government National Mortgage Association, 7.0%, 4/15/28

 57,972

 69,427

 AA+ / Aaa

 Government National Mortgage Association, 7.0%, 4/15/32

 81,502

 80,132

 AA+ / Aaa

 Government National Mortgage Association, 7.0%, 5/15/29

 93,700

 13,123

 AA+ / Aaa

 Government National Mortgage Association, 7.0%, 5/15/31

 15,420

 57,194

 AA+ / Aaa

 Government National Mortgage Association, 7.0%, 6/15/27

 66,359

 36,509

 AA+ / Aaa

 Government National Mortgage Association, 7.0%, 6/15/29

 42,691

 89,847

 AA+ / Aaa

 Government National Mortgage Association, 7.0%, 7/15/25

 103,412

 27,783

 AA+ / Aaa

 Government National Mortgage Association, 7.0%, 7/15/28

 32,433

 57,731

 AA+ / Aaa

 Government National Mortgage Association, 7.0%, 7/15/28

 67,204

 32,169

 AA+ / Aaa

 Government National Mortgage Association, 7.0%, 7/15/29

 36,893

 174,295

 AA+ / Aaa

 Government National Mortgage Association, 7.0%, 9/15/24

 201,490

 62,243

 AA+ / Aaa

 Government National Mortgage Association, 7.0%, 9/15/31

 73,136

 79,718

 AA+ / Aaa

 Government National Mortgage Association, 7.5%, 10/15/23

 92,882

 119,904

 AA+ / Aaa

 Government National Mortgage Association, 7.5%, 10/15/27

 140,231

 23,167

 AA+ / Aaa

 Government National Mortgage Association, 7.5%, 10/15/29

 27,189

 19,553

 AA+ / Aaa

 Government National Mortgage Association, 7.5%, 11/15/30

 22,983

 5,559

 AA+ / Aaa

 Government National Mortgage Association, 7.5%, 12/15/25

 5,937

 49,201

 AA+ / Aaa

 Government National Mortgage Association, 7.5%, 2/15/27

 57,541

 18,715

 AA+ / Aaa

 Government National Mortgage Association, 7.5%, 2/15/31

 22,057

 19,576

 AA+ / Aaa

 Government National Mortgage Association, 7.5%, 3/15/23

 22,769

 74,620

 AA+ / Aaa

 Government National Mortgage Association, 7.5%, 3/15/27

 87,076

 35,911

 AA+ / Aaa

 Government National Mortgage Association, 7.5%, 4/15/23

 41,769

 51,689

 AA+ / Aaa

 Government National Mortgage Association, 7.5%, 4/15/29

 60,441

 3,759

 AA+ / Aaa

 Government National Mortgage Association, 7.5%, 6/15/24

 4,385

 20,491

 AA+ / Aaa

 Government National Mortgage Association, 7.5%, 6/15/29

 23,995

 13,981

 AA+ / Aaa

 Government National Mortgage Association, 7.5%, 8/15/25

 16,308

 1,615

 AA+ / Aaa

 Government National Mortgage Association, 7.5%, 8/15/29

 1,664

 18,247

 AA+ / Aaa

 Government National Mortgage Association, 7.5%, 9/15/25

 21,285

 8,204

 AA+ / Aaa

 Government National Mortgage Association, 7.5%, 9/15/25

 9,569

 11,610

 AA+ / Aaa

 Government National Mortgage Association, 7.5%, 9/15/30

 12,519

 34,355

 AA+ / Aaa

 Government National Mortgage Association, 8.0% 1/20/28

 38,515

 107,324

 AA+ / Aaa

 Government National Mortgage Association, 8.25%, 5/15/20

 123,059

 95

 AA+ / Aaa

 Government National Mortgage Association, 8.5%, 2/15/23

 114

 3,002

 AA+ / Aaa

 Government National Mortgage Association, 8.5%, 8/15/21

 3,124

 16,213

 AA+ / Aaa

 Government National Mortgage Association, 9.0%, 1/15/20

 19,066

 2,808

 AA+ / Aaa

 Government National Mortgage Association, 9.0%, 10/15/16

 2,825

 2,643

 AA+ / Aaa

 Government National Mortgage Association, 9.0%, 12/15/19

 3,090

 2,896

 AA+ / Aaa

 Government National Mortgage Association, 9.0%, 3/15/20

 2,926

 654

 AA+ / Aaa

 Government National Mortgage Association, 9.0%, 4/15/20

 658

 3,073

 AA+ / Aaa

 Government National Mortgage Association, 9.0%, 6/15/22

 3,659

 634

 AA+ / Aaa

 Government National Mortgage Association, 9.0%, 9/15/21

 751

 15,000,000

 1.53

 AA+ / Aaa

 Government National Mortgage Association, Floating Rate Note, 12/16/51

 966,480

 173,028

 4.30

 AA+ / Aa1

 Government National Mortgage Association, Floating Rate Note, 3/16/32

 173,973

 350,000

 5.78

 AA+ / Aa1

 Government National Mortgage Association, Floating Rate Note, 6/16/32

 382,138

 13,600,871

 AA+ / Aaa

 Government National Mortgage Association, 1.86376%, 4/16/51

 937,821

 3,000,000

 AA+ / Aaa

 Government National Mortgage Association, 3.025%, 2/16/30

 3,110,292

 3,000,000

 AA+ / Aaa

 U.S. Treasury Bills, 0.25%, 9/15/14

 2,986,890

 1,200,000

 AA+ / Aaa

 U.S. Treasury Bonds, 1.0%, 8/31/16

 1,202,256

 1,500,000

 AA+ / Aaa

 U.S. Treasury Bonds, 1.25%, 8/31/15

 1,535,157

 4,200,000

 AA+ / Aaa

 U.S. Treasury Bonds, 1.875%, 8/31/17

 4,340,440

 5,000,000

 AA+ / Aaa

 U.S. Treasury Bonds, 3.125%, 5/15/21

 5,435,550

 2,700,000

 AA+ / Aaa

 U.S. Treasury Notes, 1.5%, 7/31/16

 2,770,875

 725,000

 AA+ / Aaa

 U.S. Treasury Notes, 2.125%, 8/15/21

 721,832

 1,000,000

 AA+ / Aaa

 U.S. Treasury Notes, 2.625%, 4/30/18

 1,072,500

 2,000,000

 AA+ / Aaa

 U.S. Treasury Notes, 3.625%, 8/15/19

 2,270,624

 2,825,000

 AA+ / Aaa

 U.S. Treasury Notes, 4.25%, 5/15/39

 3,388,234

 1,000,000

 AA+ / Aaa

 U.S. Treasury Notes, 4.5%, 2/15/36

 1,240,000

 1,900,000

 AA+ / Aaa

 U.S. Treasury Notes, 4.5%, 5/15/38

 2,366,093

 $

 130,539,045

 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS

 (Cost  $123,981,795)

 $

 130,539,045

 SOVEREIGN ISSUES - 4.5%

 1,000,000

 NR / NR

 Financing Corp., 0.0%, 5/11/18

 $

 879,143

 3,345,000

 NA / Aaa

 Financing Corp., 10.35%, 8/3/18

 5,071,893

 1,458,401

 AA+ / Aaa

 New Valley Generation I, 7.299%, 3/15/19

 1,762,842

 534,853

 AA+ / Aaa

 New Valley Generation V, 4.929%, 1/15/21

 602,694

 619,433

 NR / Aaa

 Small Business Administration,  6.14%, 1/1/22

 686,249

 $

 9,002,821

 TOTAL SOVEREIGN ISSUES

 (Cost  $8,011,417)

 $

 9,002,821

 FOREIGN GOVERNMENT BONDS - 3.8%

 2,000,000

 AA+ / Aaa

 Israel Government AID Bond, 5.5%, 9/18/23

 $

 2,522,624

 4,000,000

 AA+ / Aaa

 Israel Government AID Bond, 5.5%, 4/26/24

 5,051,316

 $

 7,573,940

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost  $7,088,268)

 $

 7,573,940

 MUNICIPAL BONDS - 5.5%

 Government - 0.1%

 250,000

 AA+ / Aa1

 State of Washington, 5.0%, 8/1/39

 $

 266,468

 Municipal  Higher Education - 1.4%

 100,000

 AAA / Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40

 $

 108,660

 400,000

 AAA / Aaa

 Houston Tex Higher Ed Fin Corphigher Ed Rev, 4.5%, 11/15/37

 404,632

 1,000,000

 AAA / Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 1,129,760

 200,000

 AAA / Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 221,346

 350,000

 AAA / Aa1

 New York State Dormitory Authority, 5.0%, 7/1/40

 374,325

 270,000

 AA / Aa1

 New York State Dormitory Authority, 5.0%, 7/1/40

 290,210

 210,000

 AA / Aa1

 Pennsylvania State University, 5.0%, 3/1/40

 224,746

 $

 2,753,679

 Municipal Water - 0.1%

 180,000

 AAA / Aaa

 City of Charlotte North Carolina, 5.0%, 7/1/38

 $

 196,508

 Municipal General - 3.9%

 4,600,000

 AA+ / Aaa

 Tennessee Valley Authority, 5.5%, 6/15/38

 $

 5,775,493

 1,500,000

 AA+ / NR

 Tennessee Valley Authority, 6.25%, 12/15/17

 1,879,014

 $

 7,654,507

 TOTAL MUNICIPAL BONDS

 (Cost  $9,499,991)

 $

 10,871,162

 TOTAL INVESTMENT IN SECURITIES - 100.9%

 (Cost  $184,985,065) (a)

 $

 196,741,214

 OTHER ASSETS AND LIABILITIES - 0.9%

 $

 1,819,311

 TOTAL NET ASSETS - 100.0%

 $

 198,560,525

 (a)

 At October 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $185,786,532 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 11,807,114

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (852,432)

 Net unrealized gain

 $

 10,954,682

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s assets:

 Generally, equity securities are categorized as level 1, fixed income securities and senior loans as Level 2 and securities using fair value methods (see Note 1A) are categorzied as Level 3.

 Level 1

  Level 2

 Level 3

 Total

 Asset Backed Securities

  $                   -

  $      15,176,608

  $         -

  $   15,176,608

 Collateralized Mortgage Obligations

                       -

            1,971,161

             -

         1,971,161

 Corporate Bonds

                       -

          21,606,477

             -

       21,606,477

 U.S. Government Agency Obligations

                       -

        130,539,045

             -

     130,539,045

 Sovereign Issues

                       -

            9,002,821

             -

         9,002,821

 Municipal bonds

                       -

          10,871,162

             -

       10,871,162

 Foreign government bonds

                       -

            7,573,940

             -

         7,573,940

 Temporary cash investments

                         -

                        -

 Money market mutual funds

                       -

                        -

 Total

  $                   -

   196,741,214.00

  $         -

  $ 196,741,214

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust IV

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 30, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date December 30, 2011

* Print the name and title of each signing officer under his or her signature.